FVM - Valuation adjustments: Own credit adjustments on financial liabilities designated at fair value (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Recognized during the period
Total gain / (loss), before tax	$ 118
Recognized on the balance sheet as of the end of the period
Unrealized life-to-date gain / (loss)	(278)	$ (400)		$ (278)		$ (381)
Included in Other comprehensive income
Recognized during the period
Realized gain / (loss)	(5)	(6)	$ 8	(11)	$ 9
Unrealized gain / (loss)	123	(23)	(1,103)	100	53
Total gain / (loss), before tax	118	(29)	(1,095)	89	62
Recognized on the balance sheet as of the end of the period
Unrealized life-to-date gain / (loss)	$ (278)	$ (400)	$ (31)	$ (278)	$ (31)